ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consisted of the following as of December 31, 2011 and 2010:

	2011	2010
License and royalty fees	$1,540,204	$1,090,000
Amounts payable to the Guarantors of the Company’s loan agreement with Bank of America and Seaside Bank, including fees and interest	1,164,306	1,102,941
Interest payable on notes payable	732,556	595,342
Vendor accruals and other	115,312	582,403
Employee commissions, compensation, etc	329,737	208,239
Other	-	2,520
	$3,882,115	$3,581,445